                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134
                                                      ---------

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                  July 31, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134
                                                      ---------

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                  July 31, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134
                                                      ---------

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                  July 31, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JULY 31, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPALS TRUST II

FLORIDA INSURED

HAWAII

KANSAS

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. Each Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

TABLE OF CONTENTS

President's Letter to Shareholders                                             2

Market Recap                                                                   3

Fund Investment Updates
                      Florida Insured                                          4
                      Hawaii                                                   5
                      Kansas                                                   6

Disclosure of Fund Expenses                                                    7

Financial Statements                                                           9

Management and Organization                                                   41

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may, therefore, be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                        Sincerely,

                                        /s/ Thomas J. Fetter

                                        Thomas J. Fetter
                                        President
                                        September 20, 2004


FORMERLY, EACH OF THE FUNDS INVESTED ITS ASSETS IN A CORRESPONDING INVESTMENT COMPANY (REFERRED TO AS A PORTFOLIO) THAT HAD THE SAME INVESTMENT OBJECTIVE AND POLICIES AS EACH FUND. EFFECTIVE SEPTEMBER 10, 2004, EACH FUND BEGAN TO INVEST ITS ASSETS DIRECTLY IN SECURITIES. EACH FUND'S INVESTMENT OBJECTIVE AND OTHER INVESTMENT POLICIES REMAIN UNCHANGED. IN ADDITION, BOSTON MANAGEMENT AND RESEARCH, THE INVESTMENT ADVISER TO THE PORTFOLIOS, ACTS AS INVESTMENT ADVISER TO EACH FUND. THE INVESTMENT ADVISERY FEE PAID REMAINS UNCHANGED. THERE HAVE BEEN SEVERAL INVESTMENT MANAGEMENT PERSONNEL CHANGES, AS DETAILED ON THE MANAGEMENT UPDATE PORTIONS OF THE REPORT.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

MARKET RECAP

The U.S. economy improved in the six months ended July 31, 2004, albeit at an uneven pace. Consumer spending moderated somewhat in response to ongoing concerns over the war on terror, sharply higher energy costs and an increasingly perplexing job market. With signs of rising inflation, the bond markets gave back some of their gains from 2003.

A MIXED PICTURE IN THE ECONOMY, ALTHOUGH SOME SECTORS REMAINED RELATIVELY STRONG...

The nation's Gross Domestic Product grew by 2.8% in the second quarter of 2004, following a 4.5% rise in the first quarter. Growth moderated in some key areas of the economy. Retail sales slowed, with auto sales particularly disappointing. Travel and tourism remained strong. Recent construction trends continued, with residential building continuing to expand, while commercial activity lagged. Interestingly, manufacturing activity continued to show increases, continuing a trend spotted earlier in 2004. Steel production reflected robust demand. The overall strength of the manufacturing sector was confirmed by spot shortages and longer lead times for some manufactured goods.

HAVING STRENGTHENED EARLIER IN THE YEAR, JOB GROWTH SLOWED IN JULY...

Job growth has been a key focus of economists and analysts looking for a key to the economy's direction. While monthly labor data can be quite volatile, trends in the first half of the year showed signs of new momentum in job creation. The nation's unemployment rate fell to 5.5% in July 2004, down from 6.2% a year earlier. The economy registered job gains in technology, apparel, finance, construction and manufacturing.

INTEREST RATES MOVED HIGHER, AS THE FEDERAL RESERVE PROMISED TO BATTLE INFLATION...

Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices surged above $45 a barrel, pushing prices higher for gasoline, petrochemicals and a wide range of oil-derivatives. Cost pressures were evident for other production components, as well, including steel, and cement. Some farm prices - including beef, chicken, and milk - also posted price hikes. The Federal Reserve continued to monitor inflation and employment closely and - after holding its benchmark Federal Funds rate steady for more than a year - raised short-term rates by 25 basis points on June 30, 2004 and again on August 10, 2004.

[CHART]

                  Municipal bonds yield 98% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*                5.09%

Taxable equivalent yield in 35.0% tax bracket                   7.83%

30-Year Treasury bond                                           5.18%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of July 31, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

Following the robust gains of last year, the municipal bond market - like the Treasury market - turned in a weak performance during the six-month period ended July 31, 2004. Ten-year Treasury bond yields - which were around 4.14% at January 31, 2004 - rose to 4.44% by July 31, 2004, while 10-year municipal yields rose from 3.68% to 4.01%. Amid rising concerns over inflation and a less accommodative monetary policy, the Lehman Brothers Municipal Bond Index posted a total return of 0.06% during the six months ended July 31, 2004.*

*It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE FLORIDA INSURED MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Florida enjoyed strong job growth in the first half of 2004. Tourism surpassed the record visitor volumes of 2003, although rising energy costs worried the theme park industry. Residential construction remained a major key to growth. Florida's jobless rate was 4.4% in July 2004, down from 5.2% a year ago.

- Insured* water and sewer issues were the Portfolio's largest sector weighting at July, 31, 2004. Population growth across Florida has quickened the pace of residential and commercial building, increasing the need for water and wastewater improvements and creating new opportunities within this sector.

- Insured* special tax revenue bonds constituted a major investment. These bonds are secured by the levy of special assessments by local Florida governments and helped defray the costs on improvements and infrastructures that benefited local property owners.

- Insured* transportation bonds were major investments for the Portfolio, and are a key segment of Florida's economy. The Portfolio's holdings included issues for a seaport, aviation authorities and expressways.

- Effective September 13, 2004, Craig Brandon assumed management responsibilities for the Portfolio. A vice-president of Eaton Vance Management and Boston Research and Management, Mr. Brandon joined Eaton Vance in 1998, and has since worked as a bond analyst. Prior to joining Eaton Vance, he was a state budget and capital finance analyst for the New York State Assembly.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the six months ended July 31, 2004, the Fund's Class A and Class B shares had total returns of -0.64% and -1.13%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $11.20 on July 31, 2004 from $11.54 on January 31, 2004, and the reinvestment of $0.266 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $11.07 from $11.42, and the reinvestment of $0.222 per share in tax-free income during the period.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 0.06% during the six months ended July 31, 2004.(3)

- Based on the Fund's most recent dividends and NAVs on July 31, 2004 of $11.20 per share for Class A and $11.07 per share for Class B, the distribution rates were 4.69% and 3.93%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.22% and 6.05%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 4.24% and 3.71%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.52% and 5.71%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INTANGIBLES TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(7)                                                                 CLASS A    CLASS B
--------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                          5.25%     4.49%
Five Years                                                                        5.57      4.77
Ten Years                                                                         5.63      4.95
Life of Fund+                                                                     6.28      5.43

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                          0.22%    -0.51%
Five Years                                                                        4.56      4.44
Ten Years                                                                         5.12      4.95
Life of Fund+                                                                     5.78      5.43

+ Inception date: Class A: 3/3/94; Class B: 3/2/94

** RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR
   FUTURE INVESTMENTS.

RATING DISTRIBUTION**

[CHART]

AAA             98.4%
A                0.6%
Non-Rated        1.0%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE HAWAII MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Hawaii's job growth, led by the tourism sector, expanded in early 2004 and continued to outpace the nation as a whole. Non-farm jobs rose 1.8% in first quarter alone, with the leisure, education, health care, business services, construction and retail sectors leading the way. The state's jobless rate was 3.0% in July 2004, down from 4.4% a year ago.

- The Portfolio's largest sector weighting at July 31, 2004 was insured* general obligations (GOs). With quality spreads remaining very narrow during the period, management focused on higher-quality bonds, pre-dominantly state and county issuers, which constituted the lion's share of Hawaii municipal issuance.

- Insured* transportation bonds were major commitments for the Portfolio. Investments included issues for Hawaii's airport system - a major state issuer - as well as issues for the state's harbor and highway authorities.

- Insured* water and sewer issues constituted significant holdings. As Hawaii has digested rapid population growth, the resulting construction boom has dramatically increased the need for water facilities and produced additional opportunities in water and sewer bonds.

- The Portfolio took advantage of strong retail demand to adjust its coupon structure and extend its diversification efforts. Management also used that opportunity to pare its holdings in Puerto Rico and Guam issues in favor of selected Hawaii issues.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the six months ended July 31, 2004, the Fund's Class A and Class B shares had total returns of -0.12% and -0.55%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.68 on July 31, 2004 from $9.91 on January 31, 2004, and the reinvestment of $0.219 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.80 from $10.04, and the reinvestment of $0.185 per share in tax-free income during the period.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 0.06% during the six months ended July 31, 2004.(3)

- Based on the Fund's most recent dividends and NAVs on July 31, 2004 of $9.68 per share for Class A and $9.80 per share for Class B, the distribution rates were 4.46% and 3.70%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.48% and 6.20%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 3.72% and 3.13%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.24% and 5.25%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.36% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(7)                                                                 CLASS A    CLASS B
--------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                          5.52%     4.74%
Five Years                                                                        5.27      4.49
Ten Years                                                                         5.33      4.75
Life of Fund+                                                                     4.75      4.35

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                          0.50%    -0.26%
Five Years                                                                        4.26      4.15
Ten Years                                                                         4.82      4.75
Life of Fund+                                                                     4.26      4.35

+  Inception date: Class A: 3/14/94; Class B: 3/2/94

** RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR
   FUTURE INVESTMENTS.

RATING DISTRIBUTION**

[CHART]

AAA             73.1%
AA              10.3%
A                9.4%
BBB              4.4%
                 1.7%
                 1.1%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE KANSAS MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT UPDATE

- The Kansas job market showed signs of improvement in the first half of 2004, with manufacturing showing renewed momentum. In the key farm sector, recent drought conditions improved only slightly and continued their negative impact on wheat production. The state's July 2004 jobless rate was 4.6%, down from 5.6% a year ago.

- Insured* general obligations (GOs) represented the Portfolio's largest sector weighting at July 31, 2004. The Portfolio's investments constituted a diversified range of issues from county unified school districts that we believe have relatively strong economic fundamentals.

- Insured* water and sewer bonds remained a major focus of the Portfolio. These bonds have financed the efforts by Kansas communities to upgrade their water infrastructure and have historically provided attractive income opportunities for the Portfolio.

- The Portfolio remained selective within the hospital sector. With the industry facing reimbursement and cost pressures, the Portfolio focused on insured* issues of urban and rural institutions management believes have sound finances and a growing market share.

- Effective September 3, 2004, William H. Ahern, Jr. became co-portfolio manager of the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Ahern manages other Eaton Vance municipal bond portfolios and has been a portfolio manager at Eaton Vance since 1994.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

- During the six months ended July 31, 2004, the Fund's Class A and Class B shares had total returns of 0.00% and -0.39%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.44 on July 31, 2004 from $10.68 on January 31, 2004, and the reinvestment of $0.239 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.35 from $10.59, and the reinvestment of $0.199 per share in tax-free income during the period.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 0.06% during the six months ended July 31, 2004.(3)

- Based on the Fund's most recent dividends and NAVs on July 31, 2004 of $10.44 per share for Class A and $10.35 per share for Class B, the distribution rates were 4.55% and 3.79%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.48% and 6.23%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at July 31, 2004 were 3.83% and 3.28%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.30% and 5.39%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.19% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(8)                                                                 CLASS A    CLASS B
--------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                          5.85%    5.08%
Five Years                                                                        5.78     4.98
Ten Years                                                                         5.59     5.00
Life of Fund+                                                                     5.47     4.91

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                          0.87%    0.08%
Five Years                                                                        4.75     4.65
Ten Years                                                                         5.08     5.00
Life of Fund+                                                                     4.98     4.91

+  Inception date: Class A: 3/3/94; Class B: 3/2/94

** RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR
   FUTURE INVESTMENTS.

RATING DISTRIBUTION**

[CHART]

AAA             86.3%
AA               5.3%
A                6.7%
Non-Rated        1.7%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

DISCLOSURE OF FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 - July 31, 2004).

Actual Expenses: The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND

                               BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                      (2/1/04)                  (7/31/04)               (2/1/04-7/31/04)
     ---------------------------------------------------------------------------------------------------------
     Actual
     Class A                          $ 1,000.00                $   993.60                   $ 3.66
     Class B                          $ 1,000.00                $   988.70                   $ 7.40

     Hypothetical
     (5% return per year)
     Class A                          $ 1,000.00                $ 1,021.50                   $ 3.71
     Class B                          $ 1,000.00                $ 1,017.70                   $ 7.51

   * Expenses are equal to the Fund's annualized expense ratio of 0.73% for Class A shares and 1.48% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                       EATON VANCE HAWAII MUNICIPALS FUND

                               BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                      (2/1/04)                  (7/31/04)               (2/1/04-7/31/04)
     ---------------------------------------------------------------------------------------------------------
     Actual
     Class A                          $ 1,000.00                $   998.80                   $ 4.27
     Class B                          $ 1,000.00                $   994.50                   $ 7.98

     Hypothetical
     (5% return per year)
     Class A                          $ 1,000.00                $ 1,020.60                   $ 4.32
     Class B                          $ 1,000.00                $ 1,016.90                   $ 8.07

   * Expenses are equal to the Fund's annualized expense ratio of 0.86% for Class A shares and 1.61% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                       EATON VANCE KANSAS MUNICIPALS FUND

                               BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                      (2/1/04)                  (7/31/04)               (2/1/04-7/31/04)
     ---------------------------------------------------------------------------------------------------------
     Actual
     Class A                          $ 1,000.00                $ 1,000.00                   $ 4.13
     Class B                          $ 1,000.00                $   996.10                   $ 7.84

     Hypothetical
     (5% return per year)
     Class A                          $ 1,000.00                $ 1,020.70                   $ 4.17
     Class B                          $ 1,000.00                $ 1,017.00                   $ 7.92

   * Expenses are equal to the Fund's annualized expense ratio of 0.83% for Class A shares and 1.58% for Class B shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

                                                                    FLORIDA INSURED FUND      HAWAII FUND        KANSAS FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Municipals Portfolio --
   Identified cost                                                  $         42,071,963    $    17,779,063    $    20,975,143
   Unrealized appreciation                                                     1,327,272          1,005,475            567,983
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                             $         43,399,235    $    18,784,538    $    21,543,126
------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                     $            108,824    $            --    $       100,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                        $         43,508,059    $    18,784,538    $    21,643,126
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                    $            189,487    $        26,094    $         1,337
Dividends payable                                                                 92,771             30,534             34,807
Payable to affiliate for service fees                                              7,337              3,158              3,657
Accrued expenses                                                                  16,934             13,104             15,978
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $            306,529    $        72,890    $        55,779
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $         43,201,530    $    18,711,648    $    21,587,347
------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                     $         42,678,916    $    18,233,732    $    21,103,799
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                                   (767,732)          (502,494)           (95,027)
Accumulated undistributed (distributions in excess of)
   net investment income                                                         (36,926)           (25,065)            10,592
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                                  1,327,272          1,005,475            567,983
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                               $         43,201,530    $    18,711,648    $    21,587,347
------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                          $         24,747,868    $     7,814,431    $    14,819,938
SHARES OUTSTANDING                                                             2,210,292            807,318          1,419,860
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                     $              11.20    $          9.68    $         10.44
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)              $              11.76    $         10.16    $         10.96
------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                          $         18,453,662    $    10,897,217    $     6,767,409
SHARES OUTSTANDING                                                             1,666,380          1,112,386            654,043
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                     $              11.07    $          9.80    $         10.35
------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2004

                                                                    FLORIDA INSURED FUND      HAWAII FUND        KANSAS FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest allocated from Portfolio                                   $          1,232,335    $       516,444    $       607,751
Expenses allocated from Portfolio                                                (90,329)           (35,239)           (42,684)
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                $          1,142,006    $       481,205    $       565,067
------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                         $                 65    $            66    $            65
Distribution and service fees --
   Class A                                                                        24,021              6,140             13,898
   Class B                                                                       102,795             60,977             40,669
Legal and accounting services                                                      7,790             12,168              7,677
Printing and postage                                                               4,407              3,593              4,585
Custodian fee                                                                      3,999              3,085              3,066
Transfer and dividend disbursing agent fees                                       10,782              5,591              9,616
Registration fees                                                                  2,370              1,946              1,916
Miscellaneous                                                                        954                693                799
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $            157,183    $        94,259    $        82,291
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $            984,823    $       386,946    $       482,776
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $           (103,541)   $         6,216    $       (15,818)
   Financial futures contracts                                                    86,542             63,252            216,029
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                            $            (16,999)   $        69,468    $       200,211
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $         (1,140,799)   $      (465,205)   $      (508,867)
   Financial futures contracts                                                  (301,504)           (81,197)          (234,256)
------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $         (1,442,303)   $      (546,402)   $      (743,123)
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    $         (1,459,302)   $      (476,934)   $      (542,912)
------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $           (474,479)   $       (89,988)   $       (60,136)
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2004

                                                                    FLORIDA INSURED FUND      HAWAII FUND        KANSAS FUND
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                            $            984,823    $       386,946    $       482,776
   Net realized gain (loss) from investments and
      financial futures contracts transactions                                   (16,999)            69,468            200,211
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                             (1,442,303)          (546,402)          (743,123)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                          $           (474,479)   $       (89,988)   $       (60,136)
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                       $           (567,539)   $      (138,174)   $      (317,278)
      Class B                                                                   (429,385)          (240,057)          (162,996)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $           (996,924)   $      (378,231)   $      (480,274)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $          4,310,132    $     2,959,724    $     2,446,956
      Class B                                                                    766,314             57,397            212,410
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                    212,918             73,530            182,223
      Class B                                                                    229,398            139,794            102,692
   Cost of shares redeemed
      Class A                                                                 (3,164,415)          (411,529)        (2,217,362)
      Class B                                                                 (5,595,438)        (3,376,875)        (1,739,215)
   Net asset value of shares exchanged
      Class A                                                                  3,433,494          2,992,062          3,644,061
      Class B                                                                 (3,433,494)        (2,992,062)        (3,644,061)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS             $         (3,241,091)   $      (557,959)   $    (1,012,296)
------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                          $         (4,712,494)   $    (1,026,178)   $    (1,552,706)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                              $         47,914,024    $    19,737,826    $    23,140,053
------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                    $         43,201,530    $    18,711,648    $    21,587,347
------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS
AT END OF PERIOD                                                    $            (36,926)   $       (25,065)   $        10,592
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2004

                                                                    FLORIDA INSURED FUND      HAWAII FUND        KANSAS FUND
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                            $          1,804,555    $       704,919    $       965,153
   Net realized gain (loss) from investments, financial futures
      contracts and interest rate swap contracts transactions                      6,390           (150,442)          (231,536)
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                                366,105            545,753            549,001
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $          2,177,050    $     1,100,230    $     1,282,618
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                       $           (793,020)   $       (48,319)   $      (492,307)
      Class B                                                                 (1,076,999)          (680,932)          (440,160)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $         (1,870,019)   $      (729,251)   $      (932,467)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $          9,670,072    $     1,831,197    $     3,160,500
      Class B                                                                  6,773,275          1,126,959          1,304,646
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                    345,796             27,466            309,546
      Class B                                                                    470,176            373,004            265,243
   Cost of shares redeemed
      Class A                                                                 (2,775,835)          (128,216)        (2,812,738)
      Class B                                                                 (3,983,037)        (1,729,573)        (1,037,053)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS             $         10,500,447    $     1,500,837    $     1,190,144
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $         10,807,478    $     1,871,816    $     1,540,295
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                $         37,106,546    $    17,866,010    $    21,599,758
------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $         47,914,024    $    19,737,826    $    23,140,053
------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS
AT END OF YEAR                                                      $            (24,825)   $       (33,780)   $         8,090
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                        FLORIDA INSURED FUND -- CLASS A
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                               JULY 31, 2004        --------------------------------------------------------------
                                              (UNAUDITED)(1)          2004(1)       2003      2002(1)(2)      2001         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $         11.540       $   11.430   $   11.170   $   11.140   $   10.070   $   11.540
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                        $          0.263       $    0.531   $    0.554   $    0.546   $    0.527   $    0.541
Net realized and unrealized gain (loss)                (0.337)           0.129        0.256        0.026        1.084       (1.470)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $         (0.074)      $    0.660   $    0.810   $    0.572   $    1.611   $   (0.929)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                   $         (0.266)      $   (0.550)  $   (0.550)  $   (0.542)  $   (0.541)  $   (0.541)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $         (0.266)      $   (0.550)  $   (0.550)  $   (0.542)  $   (0.541)  $   (0.541)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $         11.200       $   11.540   $   11.430   $   11.170   $   11.140   $   10.070
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                         (0.64)%           5.90%        7.40%        5.24%       16.38%       (8.24)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $         24,748       $   20,845   $   13,499   $    9,114   $    5,180   $    5,629
Ratios (As a percentage of average daily
    net assets):
    Expenses(4)                                          0.74%(5)         0.72%        0.70%        0.76%        0.91%        0.69%
    Expenses after custodian fee
       reduction(4)                                      0.73%(5)         0.70%        0.69%        0.72%        0.87%        0.65%
    Net investment income                                4.67%(5)         4.62%        4.90%        4.88%        4.93%        5.02%
Portfolio Turnover of the Portfolio                         0%              19%          16%          18%           8%          34%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.84% to 4.88%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FLORIDA INSURED FUND -- CLASS B
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                               JULY 31, 2004        --------------------------------------------------------------
                                              (UNAUDITED)(1)          2004(1)       2003      2002(1)(2)      2001         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $         11.420       $   11.300   $   11.050   $   11.020   $    9.950   $   11.400
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                        $          0.219       $    0.442   $    0.466   $    0.460   $    0.440   $    0.452
Net realized and unrealized gain (loss)                (0.348)           0.138        0.244        0.022        1.080       (1.456)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $         (0.129)      $    0.580   $    0.710   $    0.482   $    1.520   $   (1.004)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                   $         (0.221)      $   (0.460)  $   (0.460)  $   (0.452)  $   (0.450)  $   (0.446)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $         (0.221)      $   (0.460)  $   (0.460)  $   (0.452)  $   (0.450)  $   (0.446)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $         11.070       $   11.420   $   11.300   $   11.050   $   11.020   $    9.950
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                         (1.13)%           5.22%        6.54%        4.43%       15.57%       (8.97)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $         18,454       $   27,069   $   23,608   $   20,556   $   20,131   $   19,914
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                           1.49%(5)         1.47%        1.45%        1.51%        1.66%        1.50%
   Expenses after custodian fee
      reduction(4)                                       1.48%(5)         1.45%        1.44%        1.47%        1.62%        1.46%
   Net investment income                                 3.92%(5)         3.89%        4.18%        4.15%        4.18%        4.22%
Portfolio Turnover of the Portfolio                         0%              19%          16%          18%           8%          34%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.11% to 4.15%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          HAWAII FUND -- CLASS A
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                               JULY 31, 2004        --------------------------------------------------------------
                                              (UNAUDITED)(1)          2004(1)      2003(1)    2002(1)(2)     2001(1)       2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $          9.910       $    9.700   $    9.580   $    9.580   $    8.690   $   10.050
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                        $          0.221       $    0.433   $    0.454   $    0.453   $    0.466   $    0.487
Net realized and unrealized gain (loss)                (0.232)           0.230        0.124        0.005        0.885       (1.362)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $         (0.011)      $    0.663   $    0.578   $    0.458   $    1.351   $   (0.875)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                   $         (0.219)      $   (0.453)  $   (0.458)  $   (0.458)  $   (0.461)  $   (0.485)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $         (0.219)      $   (0.453)  $   (0.458)  $   (0.458)  $   (0.461)  $   (0.485)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $          9.680       $    9.910   $    9.700   $    9.580   $    9.580   $    8.690
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                         (0.12)%           6.99%        6.14%        4.87%       15.91%       (8.95)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)    $          7,814       $    2,442   $      694   $      537   $      458   $      258
Ratios (As a percentage of average daily
   net assets):
   Net expenses(4)                                       0.87%(5)         0.83%        0.80%        0.97%        0.77%        0.48%
   Net expenses after custodian fee
      reduction(4)                                       0.86%(5)         0.81%        0.75%        0.94%        0.70%        0.46%
   Net investment income                                 4.58%(5)         4.41%        4.68%        4.70%        5.07%        5.20%
Portfolio Turnover of the Portfolio                        19%               4%          11%          22%          13%          20%
----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and
   Portfolio may reflect a voluntary
   reduction of the investment adviser
   fee, a voluntary allocation of expenses
   to the Investment Adviser, or both. Had
   such actions not been taken, the ratios
   and net investment income per share
   would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                                                                                   0.82%        0.84%
   Expenses after custodian fee
      reduction(4)                                                                                               0.75%        0.82%
   Net investment income                                                                                         5.02%        4.84%
Net investment income per share                                                                            $    0.461   $    0.453
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.67% to 4.70%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             HAWAII FUND -- CLASS B
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                               JULY 31, 2004        --------------------------------------------------------------
                                              (UNAUDITED)(1)          2004(1)      2003(1)    2002(1)(2)     2001(1)       2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $         10.040       $    9.830   $    9.720   $    9.720   $    8.820   $   10.200
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                        $          0.189       $    0.374   $    0.388   $    0.389   $    0.404   $    0.430
Net realized and unrealized gain (loss)                (0.245)           0.223        0.117        0.006        0.896       (1.388)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $         (0.056)      $    0.597   $    0.505   $    0.395   $    1.300   $   (0.958)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                   $         (0.184)      $   (0.387)  $   (0.395)  $   (0.395)  $   (0.400)  $   (0.422)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $         (0.184)      $   (0.387)  $   (0.395)  $   (0.395)  $   (0.400)  $   (0.422)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $          9.800       $   10.040   $    9.830   $    9.720   $    9.720   $    8.820
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                         (0.55)%           6.18%        5.28%        4.11%       15.00%       (9.58)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)    $         10,897       $   17,295   $   17,172   $   17,041   $   18,200   $   16,669
Ratios (As a percentage of average daily
   net assets):
   Net expenses(4)                                       1.62%(5)         1.58%        1.55%        1.73%        1.54%        1.20%
   Net expenses after custodian fee
      reduction(4)                                       1.61%(5)         1.56%        1.50%        1.70%        1.47%        1.18%
   Net investment income                                 3.84%(5)         3.76%        3.95%        3.98%        4.35%        4.51%
Portfolio Turnover of the Portfolio                        19%               4%          11%          22%          13%          20%
----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and
   Portfolio may reflect a voluntary
   reduction of the investment adviser
   fee, a voluntary allocation of expenses
   to the Investment Adviser, or both. Had
   such actions not been taken, the ratios
   and net investment income per share
   would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                                                                                   1.59%        1.56%
   Expenses after custodian fee
      reduction(4)                                                                                               1.52%        1.54%
   Net investment income                                                                                         4.30%        4.15%
Net investment income per share                                                                            $    0.399   $    0.396
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 3.95% to 3.98%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             KANSAS FUND -- CLASS A
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                               JULY 31, 2004        --------------------------------------------------------------
                                              (UNAUDITED)(1)          2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $         10.680       $   10.500   $   10.230   $   10.200   $    9.230   $   10.470
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                        $          0.240       $    0.487   $    0.478   $    0.458   $    0.488   $    0.505
Net realized and unrealized gain (loss)                (0.241)           0.164        0.255        0.042        0.976       (1.231)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $         (0.001)      $    0.651   $    0.733   $    0.500   $    1.464   $   (0.726)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                   $         (0.239)      $   (0.471)  $   (0.463)  $   (0.470)  $   (0.494)  $   (0.509)
From net realized gain                                     --               --           --           --           --       (0.005)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $         (0.239)      $   (0.471)  $   (0.463)  $   (0.470)  $   (0.494)  $   (0.514)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $         10.440       $   10.680   $   10.500   $   10.230   $   10.200   $    9.230
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                          0.00%            6.33%        7.30%        4.98%       16.25%       (7.12)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)    $         14,820       $   11,179   $   10,354   $    6,091   $    3,110   $    2,455
Ratios (As a percentage of average daily
   net assets):
   Net expenses(4)                                       0.83%(5)         0.79%        0.86%        1.03%        0.74%        0.53%
   Net expenses after custodian fee
      reduction(4)                                       0.83%(5)         0.78%        0.83%        0.99%        0.73%        0.48%
   Net investment income                                 4.58%(5)         4.59%        4.58%        4.46%        5.03%        5.12%
Portfolio Turnover of the Portfolio                        10%              20%          17%          18%           7%          24%
----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and
   the Portfolio may reflect a voluntary
   reduction of the investment adviser
   fee, a voluntary allocation of expenses
   to the Investment Adviser, or both. Had
   such actions not been taken, the ratios
   and net investment income per share
   would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                                                                      1.06%        0.98%        0.97%
   Expenses after custodian fee
      reduction(4)                                                                                  1.02%        0.97%        0.92%
   Net investment income                                                                            4.43%        4.79%        4.68%
Net investment income per share                                                               $    0.455   $    0.465   $    0.462
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 4.39% to 4.46%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             KANSAS FUND -- CLASS B
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                               JULY 31, 2004        --------------------------------------------------------------
                                              (UNAUDITED)(1)          2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $         10.590       $   10.420   $   10.140   $   10.120   $    9.140   $   10.370
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                        $          0.200       $    0.404   $    0.400   $    0.380   $    0.415   $    0.424
Net realized and unrealized gain (loss)                (0.242)           0.156        0.263        0.029        0.975       (1.225)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $         (0.042)      $    0.560   $    0.663   $    0.409   $    1.390   $   (0.801)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                   $         (0.198)      $   (0.390)  $   (0.383)  $   (0.389)  $   (0.410)  $   (0.424)
From net realized gain                                     --               --           --           --           --       (0.005)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $         (0.198)      $   (0.390)  $   (0.383)  $   (0.389)  $   (0.410)  $   (0.429)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $         10.350       $   10.590   $   10.420   $   10.140   $   10.120   $    9.140
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                         (0.39)%           5.45%        6.64%        4.09%       15.51%       (7.87)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)    $          6,767       $   11,961   $   11,246   $    9,933   $    9,147   $    9,568
Ratios (As a percentage of average daily
   net assets):
   Net expenses(4)                                       1.58%(5)         1.54%        1.61%        1.78%        1.48%        1.33%
   Net expenses after custodian fee
      reduction(4)                                       1.58%(5)         1.53%        1.58%        1.74%        1.47%        1.28%
   Net investment income                                 3.84%(5)         3.85%        3.87%        3.74%        4.32%        4.32%
Portfolio Turnover of the Portfolio                        10%              20%          17%          18%           7%          24%
----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and
   the Portfolio may reflect a voluntary
   reduction of the investment adviser
   fee, a voluntary allocation of expenses
   to the Investment Adviser, or both. Had
   such actions not been taken, the ratios
   and net investment income per share
   would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                                                                      1.81%        1.72%        1.77%
   Expenses after custodian fee
      reduction(4)                                                                                  1.77%        1.71%        1.72%
   Net investment income                                                                            3.71%        4.08%        3.88%
Net investment income per share                                                               $    0.378   $    0.392   $    0.381
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 3.67% to 3.74%. Per-share data and ratios for the periods prior to February 1, 2001 have not ben restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS as of July 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, each non-diversified, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured
   Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at July 31, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2004, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers for each Fund are as follows:

   FUND                    AMOUNT        EXPIRES
   ------------------------------------------------------------
   Florida Insured         $  18,493     January 31, 2008
                             375,493     January 31, 2009
                              32,368     January 31, 2010
                             216,412     January 31, 2011

   Hawaii                     26,381     January 31, 2005
                              75,392     January 31, 2008
                             201,940     January 31, 2009
                             182,699     January 31, 2011
                              93,535     January 31, 2012

   Kansas                     32,566     January 31, 2011

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at January 31, 2004, Florida Insured Fund, Hawaii Fund and Kansas Fund had net capital losses of

   $338,974, $74,762 and $398,112 attributable to security transactions incurred after October 31, 2003. These net capital losses are treated as arising on the first day of the Fund's taxable year ending January 31, 2005.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds and Portfolios maintain with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the statements of operations.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to July 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the method of amortizing premiums.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                      FLORIDA INSURED
                                            -----------------------------------
                                            SIX MONTHS ENDED
                                            JULY 31, 2004      YEAR ENDED
   CLASS A                                  (UNAUDITED)        JANUARY 31, 2004
   ----------------------------------------------------------------------------
   Sales                                             372,078            437,583
   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares                     18,854             16,408
   Redemptions                                      (282,393)           (88,671)
   Exchange from Class B shares                      295,688                 --
   ----------------------------------------------------------------------------
   NET INCREASE                                      404,227            365,320
   ----------------------------------------------------------------------------

                                                      FLORIDA INSURED
                                            -----------------------------------
                                            SIX MONTHS ENDED
                                            JULY 31, 2004      YEAR ENDED
   CLASS B                                  (UNAUDITED)        JANUARY 31, 2004
   ----------------------------------------------------------------------------
   Sales                                              68,027            551,733
   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares                     20,420             27,241
   Redemptions                                      (494,413)          (350,912)
   Exchange to Class A shares                       (298,922)                --
   ----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (704,888)           228,062
   ----------------------------------------------------------------------------

                                                           HAWAII
                                            -----------------------------------
                                            SIX MONTHS ENDED
                                            JULY 31, 2004      YEAR ENDED
   CLASS A                                  (UNAUDITED)        JANUARY 31, 2004
   ----------------------------------------------------------------------------
   Sales                                             297,048            184,913
   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares                      7,598              2,797
   Redemptions                                       (42,512)           (12,910)
   Exchange from Class B shares                      298,826                 --
   ----------------------------------------------------------------------------
   NET INCREASE                                      560,960            174,800
   ----------------------------------------------------------------------------

                                                           HAWAII
                                            -----------------------------------
                                            SIX MONTHS ENDED
                                            JULY 31, 2004      YEAR ENDED
   CLASS B                                  (UNAUDITED)        JANUARY 31, 2004
   ----------------------------------------------------------------------------
   Sales                                               5,845            113,422
   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares                     14,071             37,496
   Redemptions                                      (335,707)          (174,545)
   Exchange to Class A shares                       (295,146)                --
   ----------------------------------------------------------------------------
   NET DECREASE                                     (610,937)           (23,627)
   ----------------------------------------------------------------------------

                                                           KANSAS
                                            -----------------------------------
                                            SIX MONTHS ENDED
                                            JULY 31, 2004      YEAR ENDED
   CLASS A                                  (UNAUDITED)        JANUARY 31, 2004
   ----------------------------------------------------------------------------
   Sales                                             229,885            297,932
   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares                     17,360             29,207
   Redemptions                                      (212,292)          (265,887)
   Exchange from Class B shares                      338,012                 --
   ----------------------------------------------------------------------------
   NET INCREASE                                      372,965             61,252
   ----------------------------------------------------------------------------

                                                           KANSAS
                                            -----------------------------------
                                            SIX MONTHS ENDED
                                            JULY 31, 2004      YEAR ENDED
   CLASS B                                  (UNAUDITED)        JANUARY 31, 2004
   ----------------------------------------------------------------------------
   Sales                                              20,074            123,889
   Issued to shareholders electing
     to receive payments of
     distributions in Fund shares                      9,786             25,196
   Redemptions                                      (164,753)           (99,066)
   Exchange to Class A shares                       (340,880)                --
   ----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (475,773)            50,019
   ----------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended July 31, 2004, EVM earned $552, $345, and $575 in sub-transfer agent fees from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,159, $959 and $1,959 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2004.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The Class B Plan requires each Fund to pay EVD amounts equal to 0.75% (annualized) of each Fund's average daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended July 31, 2004, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid $81,154, $48,140 and $32,107, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At July 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $727,000, $467,000 and $273,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% (annualized) of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2004 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $24,021, $6,140, and $13,898 respectively, for Class A shares, and $21,641, $12,837 and $8,562, respectively, for Class B shares.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received on Class B redemptions when no Uncovered Distribution Charges exist for Class B will be credited to each Fund. EVD received approximately $2, $0 and $0 of CDSC paid by Class A shareholders of Florida Insured Fund, Hawaii Fund, and Kansas Fund, respectively, and approximately $31,000, $5,000 and $11,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended July 31, 2004 were as follows:

   FLORIDA INSURED
   Increases                                                $      8,493,706
   Decreases                                                      12,946,805

   HAWAII
   Increases                                                $      6,043,286
   Decreases                                                       7,050,881

   KANSAS
   Increases                                                $      6,203,342
   Decreases                                                       8,017,325

8  SHAREHOLDER MEETING

   The Funds held a Special Meeting of Shareholders on February 20, 2004. At the Special Meeting, shareholders voted to change each Fund's diversification status from diversified to non-diversified. The results of the vote were as follows:

                                  FLORIDA           HAWAII          KANSAS
                                INSURED FUND         FUND            FUND
   -------------------------------------------------------------------------
   Affirmative                   1,953,391          677,462        1,019,584
   Against                         211,028           85,480           87,461
   Abstain                          89,498          176,719           82,086

9  SUBSEQUENT EVENT

   Each of the Funds invests its assets in a corresponding investment company (referred to as a Portfolio) that has the same investment objective and policies as each Fund. Effective September 10, 2004, each Fund began to invest its assets directly in securities. Each Fund's investment objective and other investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolios, acts as investment adviser to each Fund. The investment advisory fee paid remains unchanged.

FLORIDA INSURED MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 99.0%

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
-----------------------------------------------------------------------------------------------
HOSPITAL -- 0.6%
$            250  Highland County, Health Facilities Authority,
                  (Adventist Health System), 5.375%, 11/15/35                    $      245,555
-----------------------------------------------------------------------------------------------
                                                                                 $      245,555
-----------------------------------------------------------------------------------------------

HOUSING -- 3.2%
$             70  Duval County, HFA, SFMR, (GNMA), (AMT),
                  6.70%, 10/1/26                                                 $       71,519
             330  Escambia County, HFA, SFMR, (GNMA), (AMT),
                  7.00%, 4/1/28                                                         339,375
             120  Manatee County, HFA, SFMR, (GNMA), (AMT),
                  6.875%, 11/1/26                                                       120,566
             605  Pinellas County, HFA, SFMR, (GNMA), (AMT),
                  5.80%, 3/1/29                                                         619,883
             255  Pinellas County, HFA, SFMR, (GNMA), (AMT),
                  6.70%, 2/1/28                                                         260,460
-----------------------------------------------------------------------------------------------
                                                                                 $    1,411,803
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 3.4%
$          1,500  Florida State University, System Improvement Revenue,
                  (AMBAC), 4.50%, 7/1/23                                         $    1,461,705
-----------------------------------------------------------------------------------------------
                                                                                 $    1,461,705
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.9%
$            600  Puerto Rico Electric Power Authority, (FSA),
                  Variable Rate, 7/1/29(1)(2)                                    $      638,910
             750  Puerto Rico Electric Power Authority, (MBIA),
                  5.00%, 7/1/32                                                         757,222
             200  Puerto Rico Electric Power Authority, (MBIA),
                  Variable Rate, 7/1/16(2)(3)                                           283,728
-----------------------------------------------------------------------------------------------
                                                                                 $    1,679,860
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.4%
$          1,160  Dade County, Professional Sports Franchise,
                  (MBIA), Escrowed to Maturity, 0.00%, 10/1/19                   $      569,514
             500  Lakeland, FL, Energy System, (MBIA),
                  Prerefunded to 10/1/10, 5.50%, 10/1/40                                562,260
             250  Orange, Tourist Development Tax, (MBIA),
                  Prerefunded to 10/1/04, 6.00%, 10/1/24                                256,975
             465  Polk County, Transportation Improvements, (FSA),
                  Prerefunded to 12/1/10, 5.25%, 12/1/22                                520,530
-----------------------------------------------------------------------------------------------
                                                                                 $    1,909,279
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.4%
$            500  Florida Board of Education Capital Outlay,
                  (Public Education), (MBIA), 5.00%, 6/1/32                      $      501,420
           1,000  Florida Board of Education, Capital Outlay,
                  (Public Education), (MBIA), 5.00%, 6/1/32(4)                        1,002,840
             330  Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                       406,606
-----------------------------------------------------------------------------------------------
                                                                                 $    1,910,866
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 13.0%
$          1,020  Brevard County, Health Facilities Authority,
                  (Health First, Inc.), (MBIA), 5.125%, 4/1/31                   $    1,027,640
             200  Dade, Public Facilities Board,
                  (Jackson Memorial Hospital), (MBIA),
                  4.875%, 6/1/15                                                        201,112
           1,000  Jacksonville, Economic Development
                  Commission Health Care, (Mayo Clinic), (MBIA),
                  5.50%, 11/15/36                                                     1,048,950
             350  Miami Dade County, Health Facilities Authority,
                  (Miami Children's Hospital), (AMBAC),
                  5.125%, 8/15/26                                                       354,826
           1,000  Sarasota County, Public Hospital Board,
                  (Sarasota Memorial Hospital), (MBIA),
                  5.50%, 7/1/28                                                       1,071,160
           1,900  South Miami, Health Facility Authority Hospital Revenue,
                  (Baptist Health), (AMBAC), 5.25%, 11/15/33                          1,937,183
-----------------------------------------------------------------------------------------------
                                                                                 $    5,640,871
-----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 4.8%
$            500  Florida HFA, (Maitland Club Apartments), (AMBAC),
                  (AMT), 6.875%, 8/1/26                                          $      513,230
           1,000  Florida HFA, (Mariner Club Apartments), (AMBAC),
                  (AMT), 6.375%, 9/1/36                                               1,034,050
             500  Florida HFA, (Spinnaker Cove Apartments), (AMBAC),
                  (AMT), 6.50%, 7/1/36                                                  518,010
-----------------------------------------------------------------------------------------------
                                                                                 $    2,065,290
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.8%
$            500  Broward County, School Board,
                  Certificates of Participation, (FSA), 5.00%, 7/1/26            $      503,390
             250  Puerto Rico Public Finance Corp., (AMBAC),
                  Variable Rate, 6/1/26(1)(2)                                           296,997
-----------------------------------------------------------------------------------------------
                                                                                 $      800,387
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
-----------------------------------------------------------------------------------------------
INSURED-MISCELLANEOUS -- 4.1%
$            500  St. John's County, IDA, (Professional Golf), (MBIA),
                  5.00%, 9/1/23                                                  $      512,170
           1,250  Village Center Community Development District,
                  (MBIA), 5.00%, 11/1/32                                              1,251,600
-----------------------------------------------------------------------------------------------
                                                                                 $    1,763,770
-----------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 1.2%
$            500  Dade County Resource Recovery Facilities, (AMBAC),
                  (AMT), 5.50%, 10/1/13                                          $      535,020
-----------------------------------------------------------------------------------------------
                                                                                 $      535,020
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 17.3%
$            355  Celebration Community Development District, (MBIA),
                  5.125%, 5/1/20                                                 $      369,537
             750  Crossings at Fleming Island Community
                  Development District, (MBIA), 5.80%, 5/1/16                           844,815
             415  Dade County, Special Obligations, Residual Certificates,
                  (AMBAC), Variable Rate, 10/1/35(2)(3)                                 416,208
           1,580  Jacksonville Sales Tax, (AMBAC), 5.00%, 10/1/30                     1,585,088
             500  Jacksonville, Capital Improvement Revenue, (Stadium),
                  (AMBAC), 4.75%, 10/1/25                                               495,030
             750  Jacksonville, Capital Improvements, (AMBAC),
                  5.00%, 10/1/30                                                        752,692
             490  Julington Creek, Plantation Community
                  Development District, (MBIA), 5.00%, 5/1/29                           490,823
             500  Miami-Dade County, Special Obligations, (MBIA),
                  5.00%, 10/1/37                                                        499,885
             300  Orange County, Tourist Development Tax, (AMBAC),
                  Variable Rate, 10/1/30(2)(3)                                          313,041
             340  Sunrise Public Facilities Sales Tax, (MBIA),
                  0.00%, 10/1/15                                                        206,941
           1,625  Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21                            711,084
           1,950  Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21                           832,397
-----------------------------------------------------------------------------------------------
                                                                                 $    7,517,541
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.6%
$            500  Dade County Aviation Facilities,
                  (Miami International Airport), (FSA), (AMT),
                  5.125%, 10/1/22                                                $      505,615
             500  Dade County, Seaport, (MBIA), 5.125%, 10/1/16                         533,635
             400  Greater Orlando, Aviation Authority, (FGIC),
                  Variable Rate, 10/1/18(2)(3)                                          441,732
           1,000  Orlando and Orange County Expressway Authority,
                  (AMBAC), 5.00%, 7/1/35                                              1,000,670
             700  Puerto Rico Highway and Transportation Authority,
                  (CIFG), 5.00%, 7/1/28                                                 708,666
$            500  Puerto Rico Highway and Transportation Authority,
                  (MBIA), 4.75%, 7/1/38                                          $      486,430
             750  Puerto Rico Highway and Transportation Authority,
                  (MBIA), 5.00%, 7/1/36                                                 757,088
             150  Puerto Rico Highway and Transportation Authority,
                  (MBIA), 5.50%, 7/1/36                                                 161,076
             500  Tampa-Hillsborough County Expressway Authority,
                  (FGIC), 5.00%, 7/1/32                                                 501,405
           1,250  Tampa-Hillsborough County Expressway Authority,
                  (FGIC), 5.00%, 7/1/35                                               1,252,625
-----------------------------------------------------------------------------------------------
                                                                                 $    6,348,942
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 22.3%
$            600  Cocoa, Water and Sewer, (FGIC), 4.50%, 10/1/22                 $      590,088
             735  Enterprise Community Development District,
                  Water and Sewer, (MBIA), 6.125%, 5/1/24                               744,886
             250  Florida Governmental Utility Authority,
                  (Barefoot Bay Utility System), (AMBAC),
                  5.00%, 10/1/29                                                        251,105
           1,000  Jacksonville, Water and Sewer, (AMBAC), (AMT),
                  6.35%, 8/1/25                                                       1,059,100
           1,000  Lee County, IDA, (Bonita Springs Utilities), (MBIA),
                  (AMT), 6.05%, 11/1/20                                               1,079,700
             750  Lee County, Water and Sewer, (AMBAC),
                  5.00%, 10/1/29                                                        753,315
           1,000  Marco Island, Utility System, (MBIA),
                  5.00%, 10/1/24                                                      1,023,950
             500  Marco Island, Utility System, (MBIA),
                  5.00%, 10/1/27                                                        504,545
           1,000  Marion County, Utility System, (FGIC),
                  5.00%, 12/1/31                                                      1,002,980
           1,000  Marion County, Utility System, (MBIA),
                  5.00%, 12/1/28                                                      1,005,720
           1,000  Sunrise Utilities Systems, (AMBAC), 5.00%, 10/1/28                  1,013,540
             250  Tallahassee, Consolidated Utility System, (FGIC),
                  5.50%, 10/1/19                                                        284,210
             375  Tampa Bay, Water Utility System, (FGIC),
                  Variable Rate, 10/1/27(1)(2)                                          358,763
-----------------------------------------------------------------------------------------------
                                                                                 $    9,671,902
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.0%
   (IDENTIFIED COST $41,125,201)                                                 $   42,962,791
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.0%                                           $      436,549
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $   43,399,340
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 96.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 41.3% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $3,155,985 or 7.3% of the Portfolio's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

At July 31, 2004, the Portfolio's insured securities by financial institution are as follows:

                                                    MARKET       % OF
                                                    VALUE        MARKET VALUE
-----------------------------------------------------------------------------
American Municipal Bond
   Assurance Corp. (AMBAC)                  $    15,834,291              36.9%
Financial Guaranty Insurance Corp. (FGIC)         4,431,803              10.3%
Financial Security Assurance (FSA)                2,575,051               6.0%
Municipal Bond
   Insurance Association (MBIA)                  17,755,622              41.3%
CDC IXIS Financial Guaranty
   North America, Inc. (CIFG)                       708,666               1.6%
-----------------------------------------------------------------------------
                                            $    41,305,433              96.1%
-----------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.6%
$          1,500  Puerto Rico Electric Power Authority, 0.00%, 7/1/17            $      862,455
-----------------------------------------------------------------------------------------------
                                                                                 $      862,455
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.6%
$            620  Hawaii Department of Budget and Finance,
                  (Queens Health System), Prerefunded to 7/1/06,
                  5.75%, 7/1/26                                                  $      674,932
-----------------------------------------------------------------------------------------------
                                                                                 $      674,932
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 9.4%
$            750  Honolulu, 4.75%, 9/1/17                                        $      785,400
             575  Maui County, 5.00%, 3/1/21                                            589,398
             200  Maui County, 5.50%, 3/1/19                                            218,544
             285  Puerto Rico, 0.00%, 7/1/15                                            175,423
-----------------------------------------------------------------------------------------------
                                                                                 $    1,768,765
-----------------------------------------------------------------------------------------------

HOSPITAL -- 2.9%
$            300  Hawaii Department of Budget and Finance,
                  (Wilcox Memorial Hospital), 5.35%, 7/1/18                      $      301,572
             150  Hawaii Department of Budget and Finance,
                  (Wilcox Memorial Hospital), 5.50%, 7/1/28                             145,245
             100  Hawaii Pacific Health, 5.60%, 7/1/33                                   99,640
-----------------------------------------------------------------------------------------------
                                                                                 $      546,457
-----------------------------------------------------------------------------------------------

HOUSING -- 6.9%
$            240  Guam Housing Corp., Single Family,
                  (AMT), 5.75%, 9/1/31                                           $      256,685
           1,000  Hawaii Housing Finance and Development,
                  Single Family, 5.90%, 7/1/27                                        1,023,220
              20  Hawaii Housing Finance and Development,
                  Single Family, (AMT), 6.00%, 7/1/26                                    20,260
-----------------------------------------------------------------------------------------------
                                                                                 $    1,300,165
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.6%
$            375  Hawaii Department of Transportation Special Facilities,
                  (Continental Airlines), 7.00%, 6/1/20                          $      308,726
-----------------------------------------------------------------------------------------------
                                                                                 $      308,726
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 8.3%
$            500  Hawaii State Housing Development Corp.,
                  (University of Hawaii), (AMBAC), 5.65%, 10/1/16                $      524,335
             240  University of Hawaii Board of Regents,
                  University System, (FSA), 5.00%, 10/1/18                              250,558
             250  University of Hawaii Board of Regents,
                  University System, (FSA), 5.25%, 10/1/16                              270,170
             100  University of Hawaii Board of Regents,
                  University System, (FSA), 5.25%, 10/1/17                              107,616
             400  University of Puerto Rico, (MBIA), 5.375%, 6/1/30                     411,584
-----------------------------------------------------------------------------------------------
                                                                                 $    1,564,263
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.2%
$            250  Hawaii Department of Budget and Finance,
                  (Hawaiian Electric Co.), (AMBAC), (AMT),
                  5.75%, 12/1/18                                                 $      273,135
             500  Hawaii Department of Budget and Finance,
                  (Hawaiian Electric Co.), (MBIA), (AMT),
                  6.60%, 1/1/25                                                         514,405
-----------------------------------------------------------------------------------------------
                                                                                 $      787,540
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.9%
$            375  Hawaii, (MBIA), Prerefunded to 10/1/10,
                  5.25%, 10/1/20                                                 $      416,272
             100  Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                  Variable Rate, 7/1/32(1)(2)                                           130,663
-----------------------------------------------------------------------------------------------
                                                                                 $      546,935
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 17.8%
$            350  Hawaii County, (FGIC), 5.125%, 7/15/21                         $      363,510
             350  Hawaii County, (FGIC), 5.55%, 5/1/10                                  391,230
             100  Hawaii County, (FSA), 5.00%, 7/15/22                                  102,945
             375  Hawaii, (FSA), 5.125%, 2/1/22                                         388,744
             375  Hawaii, (MBIA), 5.00%, 4/1/17                                         393,263
           1,000  Hawaii, (MBIA), 5.25%, 5/1/24                                       1,047,740
             400  Kauai County, (MBIA), 5.00%, 8/1/24(3)                                405,304
             200  Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                       246,428
-----------------------------------------------------------------------------------------------
                                                                                 $    3,339,164
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.5%
$            100  Hawaii Department of Budget and Finance,
                  (St. Francis Medical Center), (FSA),
                  6.50%, 7/1/22                                                  $      100,371
-----------------------------------------------------------------------------------------------
                                                                                 $      100,371
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
-----------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 2.2%
$            200  Puerto Rico Infrastructure Financing Authority,
                  (AMBAC), Variable Rate, 7/1/28(2)(4)                           $      203,630
             210  Puerto Rico Infrastructure Financing Authority,
                  (AMBAC), Variable Rate, 7/1/28(1)(2)                                  215,718
-----------------------------------------------------------------------------------------------
                                                                                 $      419,348
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.7%
$            500  Hawaii Airports System, (FGIC), (AMT),
                  5.25%, 7/1/21                                                  $      513,540
             100  Hawaii Airports System, (MBIA), (AMT),
                  6.90%, 7/1/12                                                         117,312
             250  Hawaii Highway, (FSA), 5.00%, 7/1/22                                  255,340
             900  Hawaii, State Harbor Revenue, (AMT), (FSA),
                  5.00%, 1/1/23                                                         901,008
           1,000  Puerto Rico Highway and Transportation Authority,
                  (FSA), 4.75%, 7/1/38                                                  972,860
-----------------------------------------------------------------------------------------------
                                                                                 $    2,760,060
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.6%
$          1,000  Honolulu, City and County Board Water
                  Supply Systems, (FSA), 5.25%, 7/1/31                           $    1,022,350
           1,000  Honolulu, City and County Wastewater Systems,
                  (FGIC), 0.00%, 7/1/18                                                 504,110
             500  Honolulu, City and County Wastewater Systems,
                  (FGIC), 4.50%, 7/1/28                                                 464,010
-----------------------------------------------------------------------------------------------
                                                                                 $    1,990,470
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.1%
$            200  Puerto Rico Infrastructure Financing Authority,
                  Variable Rate, 10/1/34(1)(2)                                   $      234,308
             500  Puerto Rico Infrastructure Financing Authority,
                  5.50%, 10/1/40                                                        528,590
-----------------------------------------------------------------------------------------------
                                                                                 $      762,898
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.4%
$            250  Virgin Islands Public Facilities Authority,
                  5.625%, 10/1/25                                                $      252,570
-----------------------------------------------------------------------------------------------
                                                                                 $      252,570
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.5%
$            250  Hawaii Highway Revenue, 5.50%, 7/1/18                          $      281,308
-----------------------------------------------------------------------------------------------
                                                                                 $      281,308
-----------------------------------------------------------------------------------------------

                                                                                 VALUE
-----------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 97.2%
  (IDENTIFIED COST $17,131,196)                                                  $   18,266,427
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                           $      518,217
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $   18,784,644
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 63.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.7% to 25.3% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $1,030,747 or 5.5% of the Portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond.

                        SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
-----------------------------------------------------------------------------------------------
ESCROWED / PREREFUNDED -- 9.2%
$            500  Johnson County, Unified School District #229,
                  Prerefunded to 10/1/05, 5.00%, 10/1/16                         $      519,575
             550  Kansas Highway Transportation Department,
                  Prerefunded to 9/1/09, 5.25%, 9/1/19                                  607,436
             415  Labette County, SFMR, Escrowed to Maturity,
                  0.00%, 12/1/14                                                        263,317
           1,000  Saline County, SFMR, Escrowed to Maturity,
                  0.00%, 12/1/15                                                        597,830
-----------------------------------------------------------------------------------------------
                                                                                 $    1,988,158
-----------------------------------------------------------------------------------------------

HOSPITAL -- 6.0%
$            250  Sedgwick County, Health Care Facility,
                  (Catholic Care Center, Inc.), 5.875%, 11/15/31                 $      254,977
             500  University of Kansas Hospital Authority,
                  5.50%, 9/1/22                                                         506,320
             500  Wichita, (Christi Health Systems, Inc.),
                  6.25%, 11/15/24                                                       535,075
-----------------------------------------------------------------------------------------------
                                                                                 $    1,296,372
-----------------------------------------------------------------------------------------------

HOUSING -- 0.7%
$            120  Puerto Rico Housing Finance Corp., 7.50%, 4/1/22               $      121,853
              30  Sedgwick County, SFMR, (GNMA), 8.00%, 5/1/25                           30,158
-----------------------------------------------------------------------------------------------
                                                                                 $      152,011
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.7%
$            350  Wyandotte County & Kansas City Unified
                  Government Pollution, (General Motors Corp.),
                  6.00%, 6/1/25                                                  $      362,677
-----------------------------------------------------------------------------------------------
                                                                                 $      362,677
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.4%
$            100  Kansas Development Finance Authority,
                  (Kansas Board of Regents), (AMBAC),
                  5.00%, 4/1/14                                                  $      108,307
             550  Kansas Development Finance Authority,
                  (Kansas State University-Athletic Facility), (AMBAC),
                  0.00%, 7/1/18                                                         279,983
             500  Washburn University, Topeka, (Living Learning Center),
                  (AMBAC), 6.125%, 7/1/29                                               555,250
-----------------------------------------------------------------------------------------------
                                                                                 $      943,540
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.2%
$            250  Augusta, Electric System, (AMBAC), 5.00%, 8/1/22               $      257,390
           1,000  Burlington, PCR, (Kansas Gas & Electric Co.),
                  (MBIA), 5.30%, 6/1/31                                               1,030,150
             250  Pratt, Electric System, (AMBAC), 5.25%, 5/1/18                        268,585
-----------------------------------------------------------------------------------------------
                                                                                 $    1,556,125
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.6%
$            250  Kansas Development Finance Authority,
                  (7th and Harrison Project), (AMBAC),
                  Prerefunded to 12/1/09, 5.75%, 12/1/27                         $      282,615
             500  Kansas Development Finance Authority,
                  (Stormont Vail Healthcare), (MBIA),
                  Prerefunded to 11/15/06, 5.80%, 11/15/11                              541,350
             230  Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                  Variable Rate, 7/1/32(1)(2)                                           300,525
             250  Sedgwick County, Unified School District #267, (AMBAC),
                  Prerefunded to 11/1/05, 6.15%, 11/1/09                                264,047
             230  Sedgwick County, Unified School District #267, (AMBAC),
                  Prerefunded to 11/1/05, 6.15%, 11/1/10                                242,924
-----------------------------------------------------------------------------------------------
                                                                                 $    1,631,461
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 23.6%
$            250  Butler and Sedgwick County, Unified School
                  District #385, (FGIC), 5.00%, 9/1/19                           $      259,465
             250  Butler and Sedgwick County, Unified School
                  District #385, (FSA), 5.40%, 9/1/18                                   271,402
             500  Dodge, Ford County Unified School District #443,
                  (FGIC), 4.20%, 9/1/17                                                 496,255
             750  Johnson & Miami Counties, Unified School
                  District #230, (FGIC), 4.00%, 9/1/19                                  712,230
             200  Johnson County, Unified School District #231,
                  (FGIC), 6.00%, 10/1/16                                                236,006
             250  Johnson County, Unified School District #232,
                  (FSA), 4.75%, 9/1/19                                                  255,622
             300  Johnson County, Unified School District #233,
                  (FGIC), 5.50%, 9/1/17                                                 341,055
             500  Lyon County, Unified School District #253,
                  (FGIC), 4.75%, 9/1/21                                                 506,850
              80  Puerto Rico, (MBIA), Variable Rate, 7/1/20(1)(2)                      113,391
             750  Scott County, Unified School District #466,
                  (FGIC), 5.00%, 9/1/22                                                 772,335
             750  Sedgwick County, Unified School District #259,
                  (FSA), 2.50%, 10/1/17                                                 605,738
             500  Sedgwick County, Unified School District #267,
                  (AMBAC), 5.00%, 11/1/19                                               518,980
-----------------------------------------------------------------------------------------------
                                                                                 $    5,089,329
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
-----------------------------------------------------------------------------------------------
INSURED-HOSPITAL -- 11.2%
$            250  Coffeyville, Public Building Commission Health
                  Care Facility, (Coffeyville Regional Medical Center),
                  (AMBAC), 5.00%, 8/1/22                                         $      254,120
             250  Kansas Development Finance Authority, (Hays Medical
                  Center, Inc.), (MBIA), 5.50%, 11/15/22                                265,628
             500  Kansas Development Finance Authority, (Sisters Of
                  Charity - Leavenworth), (MBIA), 5.00%, 12/1/25                        501,885
             500  Kansas Development Finance Authority, (St. Luke's/
                  Shawnee Mission), (MBIA), 5.375%, 11/15/26                            508,085
             600  Kansas Development Finance Authority, (Stormont-Vail
                  Healthcare), (MBIA), 5.375%, 11/15/24                                 622,092
             250  Manhattan Hospital, (Mercy Health Center), (FSA),
                  5.20%, 8/15/26                                                        253,050
-----------------------------------------------------------------------------------------------
                                                                                 $    2,404,860
-----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.2%
$            250  Augusta Public Building Commission Revenue,
                  (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22                $      255,440
-----------------------------------------------------------------------------------------------
                                                                                 $      255,440
-----------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 1.2%
$            250  Wyandotte County & Kansas City Unified Government
                  Utility System, (MBIA), 5.00%, 5/1/21                          $      256,388
-----------------------------------------------------------------------------------------------
                                                                                 $      256,388
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.1%
$            500  Kansas Development Finance Authority,
                  (Capital Restoration Parking Facility),
                  (FSA), 5.00%, 10/1/21(3)                                       $      515,695
             120  Puerto Rico Public Finance Corp.,
                  (AMBAC), Variable Rate, 6/1/24(1)(2)                                  144,638
-----------------------------------------------------------------------------------------------
                                                                                 $      660,333
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.5%
$            525  Puerto Rico Infrastructure Financing Authority,
                  (AMBAC), Variable Rate, 7/1/28(1)(2)                           $      539,296
-----------------------------------------------------------------------------------------------
                                                                                 $      539,296
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.9%
$            440  Kansas Turnpike Authority, (AMBAC),
                  Variable Rate, 9/1/18(1)(2)                                    $      396,414
             750  Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24                       763,193
             100  Puerto Rico Highway and Transportation Authority,
                  (FSA), Variable Rate, 7/1/32(1)(2)                                    102,624
-----------------------------------------------------------------------------------------------
                                                                                 $    1,262,231
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 11.4%
$            500  Chisholm Creek Utility Authority, Water and Wastewater,
                  (Bel Aire & Park City), (MBIA), 5.25%, 9/1/20                  $      530,205
             500  Kansas Development Finance Authority, Public
                  Water Supply, (AMBAC), 5.00%, 4/1/24                                  508,405
             500  Topeka, Water Pollution Control Utility System,
                  (FGIC), 5.40%, 8/1/31                                                 514,060
             200  Wellington Electric, Waterworks, and Sewer
                  Utilities System, (AMBAC), 5.20%, 5/1/23                              207,230
             750  Wyandotte County & Kansas City Unified
                  Government Utility System, (MBIA), 4.50%, 9/1/28                      701,288
-----------------------------------------------------------------------------------------------
                                                                                 $    2,461,188
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.9%
$            200  Kansas Development Finance Authority,
                  5.00%, 11/1/21                                                 $      205,430
-----------------------------------------------------------------------------------------------
                                                                                 $      205,430
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.8%
   (IDENTIFIED COST $20,173,569)                                                 $   21,064,839
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                           $      478,393
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $   21,543,232
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 81.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 13.1% to 25.3% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $1,596,888 or 7.4% of the Portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

                                                               FLORIDA INSURED PORTFOLIO   HAWAII PORTFOLIO   KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
     Identified cost                                           $              41,125,201   $     17,131,196   $     20,173,569
     Unrealized appreciation                                                   1,837,590          1,135,231            891,270
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $              42,962,791   $     18,266,427   $     21,064,839
------------------------------------------------------------------------------------------------------------------------------
Cash                                                           $                  80,453   $        408,148   $        117,535
Receivable for investments sold                                                   70,261                 --            153,000
Interest receivable                                                              559,027            181,931            325,207
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $              43,672,532   $     18,856,506   $     21,660,581
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for daily variation margin on open financial
     futures contracts                                         $                 155,000   $         56,250   $        101,250
Demand note payable                                                              100,000                 --                 --
Accrued expenses                                                                  18,192             15,612             16,099
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $                 273,192   $         71,862   $        117,349
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $              43,399,340   $     18,784,644   $     21,543,232
------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals        $              42,054,072   $     17,770,542   $     20,965,731
Net unrealized appreciation (computed on the basis of
     identified cost)                                                          1,345,268          1,014,102            577,501
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          $              43,399,340   $     18,784,644   $     21,543,232
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2004

                                                               FLORIDA INSURED PORTFOLIO   HAWAII PORTFOLIO   KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                       $               1,232,337   $        516,445   $        607,751
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $               1,232,337   $        516,445   $        607,751
------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                         $                  59,559   $         14,670   $         19,272
Trustees' fees and expenses                                                          654                 67                 66
Legal and accounting services                                                     10,343              9,216              9,156
Custodian fee                                                                     15,869              8,599              9,864
Miscellaneous                                                                      5,180              3,319              4,805
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $                  91,605   $         35,871   $         43,163
------------------------------------------------------------------------------------------------------------------------------
Deduct --
     Reduction of custodian fee                                $                   1,276   $            632   $            479
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $                   1,276   $            632   $            479
------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $                  90,329   $         35,239   $         42,684
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $               1,142,008   $        481,206   $        565,067
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
     Investment transactions (identified cost basis)           $                (103,541)  $          6,216   $        (15,818)
     Financial futures contracts                                                  86,542             63,252            216,029
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $                 (16,999)  $         69,468   $        200,211
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                       $              (1,140,801)  $       (465,207)  $       (508,867)
     Financial futures contracts                                                (301,504)           (81,197)          (234,256)
------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $              (1,442,305)  $       (546,404)  $       (743,123)
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $              (1,459,304)  $       (476,936)  $       (542,912)
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $                (317,296)  $          4,270   $         22,155
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2004

                                                               FLORIDA INSURED PORTFOLIO   HAWAII PORTFOLIO   KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
     Net investment income                                     $               1,142,008   $        481,206   $        565,067
     Net realized gain (loss) from investments and financial
          futures contracts transactions                                         (16,999)            69,468            200,211
     Net change in unrealized appreciation (depreciation)
          from investments and financial futures contracts                    (1,442,305)          (546,404)          (743,123)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $                (317,296)  $          4,270   $         22,155
------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                             $               8,493,706   $      6,043,286   $      6,203,342
     Withdrawals                                                             (12,946,805)        (7,050,881)        (8,017,325)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $              (4,453,099)  $     (1,007,595)  $     (1,813,983)
------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                     $              (4,770,395)  $     (1,003,325)  $     (1,791,828)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                         $              48,169,735   $     19,787,969   $     23,335,060
------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $              43,399,340   $     18,784,644   $     21,543,232
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2004

                                                               FLORIDA INSURED PORTFOLIO   HAWAII PORTFOLIO   KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
     Net investment income                                     $               2,140,205   $        915,687   $      1,144,355
     Net realized gain (loss) from investments, financial
          futures contracts and interest rate swap
          contracts transactions                                                   6,390           (150,442)          (231,536)
     Net change in unrealized appreciation (depreciation)
          from investments and financial futures contracts                       366,107            545,757            549,003
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $               2,512,702   $      1,311,002   $      1,461,822
------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                             $              16,380,002   $      2,924,107   $      4,465,819
     Withdrawals                                                              (7,919,383)        (2,358,630)        (4,236,877)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $               8,460,619   $        565,477   $        228,942
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $              10,973,321   $      1,876,479   $      1,690,764
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                           $              37,196,414   $     17,911,490   $     21,644,296
------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $              48,169,735   $     19,787,969   $     23,335,060
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                            FLORIDA INSURED PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                            YEAR ENDED JANUARY 31,
                                             JULY 31, 2004           ---------------------------------------------------------------
                                             (UNAUDITED)               2004        2003      2002(1)       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
  Expenses                                               0.40%(2)        0.40%       0.37%       0.39%       0.47%       0.38%
  Expenses after custodian fee reduction                 0.39%(2)        0.38%       0.36%       0.35%       0.43%       0.34%
  Net investment income                                  4.99%(2)        4.94%       5.25%       5.26%       5.34%       5.32%
Portfolio Turnover                                          0%             19%         16%         18%          8%         34%
------------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                         (0.59)%          6.34%       7.68%       5.60%         --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $         43,399        $ 48,170    $ 37,196    $ 29,918    $ 25,539    $ 25,760
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                HAWAII PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                            YEAR ENDED JANUARY 31,
                                             JULY 31, 2004           ---------------------------------------------------------------
                                             (UNAUDITED)               2004        2003      2002(1)       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average
  daily net assets):
  Net expenses                                           0.38%(2)        0.40%       0.38%       0.48%       0.35%       0.02%
  Net expenses after custodian fee
    reduction                                            0.37%(2)        0.38%       0.33%       0.45%       0.28%       0.00%
  Net investment income                                  5.06%(2)        4.92%       5.10%       5.20%       5.53%       5.67%
Portfolio Turnover                                         19%              4%         11%         22%         13%         20%
------------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                          0.08%           7.44%       6.51%       5.43%         --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $         18,785        $ 19,788    $ 17,911    $ 17,777    $ 18,885    $ 17,093
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a voluntary reduction of the investment adviser fee, a voluntary allocation of expenses to the Investment
  Adviser, or both. Had such actions not
  been taken, the ratios would have been
  as follows:

Ratios (As a percentage of average
  daily net assets):
  Expenses                                                                                                   0.40%       0.38%
  Expenses after custodian fee reduction                                                                     0.33%       0.36%
  Net investment income                                                                                      5.48%       5.31%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                KANSAS PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                            YEAR ENDED JANUARY 31,
                                             JULY 31, 2004           ---------------------------------------------------------------
                                             (UNAUDITED)               2004        2003      2002(1)       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average
  daily net assets):
  Net expenses                                           0.38%(2)        0.40%       0.41%       0.50%       0.23%       0.05%
  Net expenses after custodian fee
    reduction                                            0.38%(2)        0.39%       0.38%       0.46%       0.22%       0.00%
  Net investment income                                  5.02%(2)        4.97%       5.05%       5.00%       5.55%       5.59%
Portfolio Turnover                                         10%              7%         17%         18%          7%         24%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                          0.21%           6.65%       7.93%       5.40%         --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $         21,543        $ 23,335    $ 21,644    $ 16,319    $ 12,423    $ 12,200
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a voluntary reduction of the investment adviser fee, a voluntary allocation of expenses to the Investment
  Adviser, or both. Had such actions not
  been taken, the ratios would have been
  as follows:

Ratios (As a percentage of average
  daily net assets):
  Expenses                                                                                       0.53%       0.47%       0.49%
  Expenses after custodian fee reduction                                                         0.49%       0.46%       0.44%
  Net investment income                                                                          4.97%       5.31%       5.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.93% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At July 31, 2004, the Eaton Vance Florida Insured Municipals Fund, the Eaton Vance Hawaii Municipals Fund and the Eaton Vance Kansas Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C INCOME TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payment based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movement in value of interest rates.

   H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INDEMNIFICATIONS -- Under the Portfolios' organizational documents, their officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolios. Interestholders in the Portfolios are jointly and severally liable for the liabilities and obligations of the Portfolios in the event that the Portfolios fail to satisfy such liabilities and obligations, provided, however, that, to the extent assets are available in the Portfolios, the Portfolios may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolios. Additionally, in the normal course of business, the Portfolios enter into agreements with service providers that may contain indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

   L OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to July 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2004, each Portfolio incurred advisory fees as follows:

   PORTFOLIO                                         AMOUNT      EFFECTIVE RATE*
   -----------------------------------------------------------------------------
   Florida Insured                                  $ 59,559               0.26%
   Hawaii                                             14,670               0.15%
   Kansas                                             19,272               0.17%

   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2004, were as follows:

   FLORIDA INSURED
   Purchases                                                         $         0
   Sales                                                               2,851,342

   HAWAII
   Purchases                                                         $ 3,580,012
   Sales                                                               4,350,455

   KANSAS
   Purchases                                                         $ 2,306,590
   Sales                                                               3,743,290

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2004, as computed on a federal income tax basis, are as follows:

   FLORIDA INSURED
   AGGREGATE COST                                                   $ 41,076,929
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $  2,012,149
   Gross unrealized depreciation                                        (126,287)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $  1,885,862
   -----------------------------------------------------------------------------

   HAWAII
   AGGREGATE COST                                                   $ 17,081,624
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $  1,275,233
   Gross unrealized depreciation                                         (90,430)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $  1,184,803
   -----------------------------------------------------------------------------

   KANSAS
   AGGREGATE COST                                                   $ 20,112,170
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $  1,038,151
   Gross unrealized depreciation                                         (85,482)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $    952,669
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2004, the Florida Insured Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2004 is as follows:

   FUTURES CONTRACTS

                     EXPIRATION                                                 AGGREGATE                           NET UNREALIZED
   PORTFOLIO         DATE             CONTRACTS                 POSITION        FACE VALUE        VALUE             DEPRECIATION
   ---------------------------------------------------------------------------------------------------------------------------------
   Florida Insured   9/04             124 U.S. Treasury Bond    Short           $ (12,926,803)    $ (13,419,125)    $ (492,322)

   Hawaii            9/04             45 U.S. Treasury Bond     Short           $  (4,748,715)    $  (4,869,844)    $ (121,129)

   Kansas            9/04             63 U.S. Treasury Bond     Short           $  (6,574,092)    $  (6,817,781)    $ (243,689)
                     9/04             30 U.S. Treasury Note     Short              (3,251,483)       (3,321,563)       (70,080)

   At July 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

7  INTERESTHOLDER MEETING

   Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. At the Special Meeting, interestholders voted to change each Portfolio's diversification status from diversified to non-diversified. The results of the vote were as follows. Results are rounded to the nearest whole number:

                    FLORIDA INSURED       HAWAII           KANSAS
                      PORTFOLIO         PORTFOLIO        PORTFOLIO
   ---------------------------------------------------------------
   Affirmative            87%              72%              86%

   Against                 9%               9%               7%

   Abstain                 4%              19%               7%

EATON VANCE MUNICIPALS FUNDS

INVESTMENT MANAGEMENT


EATON VANCE MUNICIPALS FUNDS

                     OFFICERS

                     Thomas J. Fetter
                     President

                     William H. Ahern, Jr.
                     Vice President

                     Craig R. Brandon
                     Vice President

                     Cynthia J. Clemson
                     Vice President

                     James B. Hawkes
                     Vice President and Trustee

                     Robert B. MacIntosh
                     Vice President

                     Thomas M. Metzold
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES

                     Samuel L. Hayes, III
                     William H. Park
                     Ronald A. Pearlman
                     Norton H. Reamer
                     Lynn A. Stout

MUNICIPALS PORTFOLIOS

                     OFFICERS

                     Thomas J. Fetter
                     President

                     William H. Ahern, Jr.
                     Co-Portfolio Manager
                     of Kansas Municipals Portfolio

                     Craig R. Brandon
                     Portfolio Manager of
                     Florida Insured Municipals
                     Portfolio

                     James B. Hawkes
                     Vice President and Trustee

                     Cynthia J. Clemson
                     Vice President of Florida
                     Insured Municipals Portfolio

                     Robert B. MacIntosh
                     Vice President and
                     Portfolio Manager of
                     Hawaii Municipals Portfolio

                     Thomas M. Metzold
                     Vice President and
                     Co-Portfolio Manager of
                     Kansas Municipals Portfolio

                     Kristin S. Anagnost
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES

                     Samuel L. Hayes, III
                     William H. Park
                     Ronald A. Pearlman
                     Norton H. Reamer
                     Lynn A. Stout

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                         EATON VANCE MUNICIPALS TRUST II
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

335-9/04                                                                   3CSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


EATON VANCE MUNICIPALS TRUST II ON BEHALF OF (EATON VANCE FLORIDA INSURED MUNICIPALS FUND)

By:     /s/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   September 20, 2004
        ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
        ---------------------
        James L. O'Connor
        Treasurer


Date:   September 20, 2004
        ------------------


By:     /s/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   September 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II ON BEHALF OF (EATON VANCE HAWAII MUNICIPALS
FUND)

By:     /s/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   September 20, 2004
        ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
        ---------------------
        James L. O'Connor
        Treasurer


Date:   September 20, 2004
        ------------------


By:     /s/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   September 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II ON BEHALF OF (EATON VANCE KANSAS MUNICIPALS
FUND)

By:     /s/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   September 20, 2004
        ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
        ---------------------
        James L. O'Connor
        Treasurer


Date:   September 20, 2004
        ------------------


By:     /s/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   September 20, 2004